Risk Report - Asset Quality - Financial Assets subject to impairment - Development of exposures in the reporting period, Gross Carrying Amount (Detail) - Gross Carrying Amount [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	€ 761,400		€ 786,776
Movements in financial assets including new business	76,536	[1]	28,084
Transfers due to changes in creditworthiness	0
Changes due to modifications that did not result in derecognition	(46)	[1]	(32)
Financial assets that have been derecognized during the period	(92,394)	[1],[2]	(46,226)
Recovery of written off amounts	157	[1]	93
Foreign exchange and other changes	15,154		(7,295)
Balance, end of the reporting period	760,807		761,400
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	692,091		729,021
Movements in financial assets including new business	73,483	[1]	15,413
Transfers due to changes in creditworthiness	(11,473)	[1]	(4,513)
Changes due to modifications that did not result in derecognition	0		0
Financial assets that have been derecognized during the period	(86,710)	[1],[2]	(41,331)
Recovery of written off amounts	0		0
Foreign exchange and other changes	13,756	[1]	(6,499)
Balance, end of the reporting period	681,147	[1]	692,091
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	55,704		45,335
Movements in financial assets including new business	934	[1]	10,074
Transfers due to changes in creditworthiness	9,079	[1]	3,111
Changes due to modifications that did not result in derecognition	9	[1]	8
Financial assets that have been derecognized during the period	(2,906)	[1],[2]	(2,182)
Recovery of written off amounts	0		0
Foreign exchange and other changes	1,016		(641)
Balance, end of the reporting period	63,836		55,704
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	12,799		11,379
Movements in financial assets including new business	2,151	[1]	2,498
Transfers due to changes in creditworthiness	2,394	[1]	1,402
Changes due to modifications that did not result in derecognition	(55)	[1]	(40)
Financial assets that have been derecognized during the period	(2,598)	[1],[2]	(2,397)
Recovery of written off amounts	157	[1]	93
Foreign exchange and other changes	367	[1]	(136)
Balance, end of the reporting period	15,214	[1]	12,799
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	806	[3],[4]	1,041
Movements in financial assets including new business	(33)	[1],[4],[5]	99	[3],[6]
Changes due to modifications that did not result in derecognition	0		0
Financial assets that have been derecognized during the period	(180)	[1],[2],[5]	(315)	[3],[6]
Recovery of written off amounts	0	[1],[5]	0	[3],[6]
Foreign exchange and other changes	16	[1],[5]	(18)	[3],[6]
Balance, end of the reporting period	€ 609	[1],[5]	€ 806	[3],[4]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022
[2]	This position includes charge offs of allowance for credit losses
[3]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022
[4]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2024 and € 0 million in 2023
[5]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2024 and € 0 million in 2023
[6]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022